SHARE BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
SHARE BASED COMPENSATION [Abstract]
Schedule of Outstanding and Vested Stock Options

The

following  table  summarizes  information  related to the outstanding and vested options and warrants at March 31, 2014:

Outstanding and

                                                   Vested Options

                                                    and Warrants

                                                  ----------------

Number of shares

  Non-Qualified stock options                           5,390,000

  2013 Stock Incentive Plan                             2,575,000

Weighted average remaining contractual life

  Non-Qualified stock options                          3.36 years

  2013 Stock Incentive Plan                            3.52 years

Weighted average exercise price

  Non-Qualified stock options                               $0.46

  2013 Stock Incentive Plan                                 $0.53

Number of shares vested

  Non-Qualified stock options                           4,527,900

  2013 Stock Incentive Plan                             1,636,826

Aggregate intrinsic value

  Non-Qualified stock options                            $229,559

  2013 Stock Incentive Plan                              $158,627

The following table summarizes information related to the outstanding and vested options at December 31, 2013:

                                                        Outstanding and

                                                        Vested Options

                                                         and Warrants

                                                     -----------------------

Number of shares

  Non-Qualified stock options                                     3,450,000

  2013 Stock Incentive Plan                                       2,575,000

Weighted average remaining contractual life

  Non-Qualified stock options                                          4.76

  2013 Stock Incentive Plan                                      4.21 years

Weighted average exercise price

  Non-Qualified stock options                                         $0.15

  2013 Stock Incentive Plan                                           $0.54

Number of shares vested

  Non-Qualified stock options                                       874,201

  2013 Stock Incentive Plan                                       1,522,810

Aggregate intrinsic value

  Non-Qualified stock options                                      $229,559

  2013 Stock Incentive Plan                                        $158,627

Schedule of Assumptions Used In Valuing Stock Options

The fair value of the options and warrants granted and sold were estimated as of the grant date using the  Black-Scholes  option pricing model with the following assumptions:

         Volatility                         123.60%

         Expected Option Term               2-5 years

         Risk-free interest rate            11%-.17%

         Expected dividend yield            0.00%

The fair value of the options  granted was  estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

         Volatility                         123.60%

         Expected Option Term               3-5 years

         Risk-free interest rate            11%-.17%%

         Expected dividend yield            0.00%